Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Share-based compensation

19.	Share-based compensation
2024-2026 Long-Term Incentive Plan
At the Annual General Meeting Of Shareholders (“AGM”) in April 2021, shareholders approved the Company’s framework equity incentive plan under which the 2024-2026 Long-Term Incentive Plan (“2024-2026 LTIP”) operates
In 2024, the Company granted a total of approximately 6.5 million PSU and approximately 2.9 million RSU awards to eligible employees under the 2024-2026 LTIP
The PSU awards, which represent the right to receive Stellantis common shares, have certain performance targets which are settled independently of each other. Of the total PSU awards, 30 percent are expected to vest based on certain market performance conditions (“PSU TSR awards”) covering a three year performance period from January 1, 2024 to
December 31, 2026, with a payout scale ranging from 0 percent to 200 percent. Of the total PSU awards, 40 percent are expected to vest based on the Company’s targets for the achievement of certain adjusted operating income levels (“PSU
AOI”), covering a three year period from January 1, 2024 to December 31, 2026, with a payout scale ranging from 0 percent to 200 percent. The remaining 30 percent of the PSU awards are expected to vest based on the achievement of certain vehicle nameplate electrification targets (“PSU Electrification”, “PSU Compliance”), covering a three-year period from January 1,
2024 to December 31, 2026, with a payout scale ranging from 0 percent to 100 percent. Accordingly, the total number of shares that are expected to be issued could vary from the original award of approximately 6.5 million units. If the performance goals for the respective periods are met, the PSU awards are expected to vest in one tranche in the second quarter of 2027.
The RSU awards (“2024 RSU awards”), which represent the right to receive Stellantis common shares, cover a three year vesting period through 2027.
In 2024, the Company granted a total of approximately 0.04 million Performance Restricted Share Units (“PRSU”).
The PRSU awards, which represent the right to receive Stellantis common shares, will be determined based on the achievement of certain KPIs which would result in the eligible employee receiving 0 percent to at most 150 percent, of the original number of units granted to vest in 2025 and 2026.
The fair values of the PSU Electrification, PSU AOI and PRSU and the RSU awards were measured using the
Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these awards do not have the right to receive ordinary dividends prior to vesting. The fair value of the PSU TSR awards were calculated using a Monte
Carlo Simulation.
2023-2025 Long-Term Incentive Plan
At the AGM in April 2021, shareholders approved the Company’s framework equity incentive plan under which the
2023-2025 Long-Term Incentive Plan (“2023-2025 LTIP”) operates.
In June 2023, the Company granted a total of approximately 8.4 million PSU and approximately 2.2 million RSU awards to eligible employees under the 2023-2025 LTIP.
In October 2023, the Company granted a total of approximately 0.4 million PSU and approximately 0.5 million RSU awards, to eligible employees under the 2023-2025 LTIP.
The PSU awards, which represent the right to receive Stellantis common shares, have certain performance targets which are settled independently of each other. Of the total PSU awards, 30 percent are expected to vest based on certain market performance conditions (“PSU TSR awards”) covering a three year performance period from January 1, 2023 to
December 31, 2025, with a payout scale ranging from 0 percent to 200 percent. Of the total PSU awards, 40 percent are expected to vest based on the Company’s targets for the achievement of certain adjusted operating income levels (“PSU
AOI”), covering a three year period from January 1, 2023 to December 31, 2025, with a payout scale ranging from 0 percent to 200 percent. The remaining 30 percent of the PSU awards are expected to vest based on the achievement of certain vehicle nameplate electrification targets (“PSU Electrification”, “PSU Compliance”), covering a three-year period from January 1,
2023 to December 31, 2025, with a payout scale ranging from 0 percent to 100 percent. Accordingly, the total number of shares that are expected to be issued could vary from the original award of approximately 8.8 million units. If the performance goals for the respective periods are met, the PSU awards are expected to vest in one tranche in the second quarter of 2026.
The RSU awards (“2023 RSU awards”), which represent the right to receive Stellantis common shares, cover a three year vesting period from May 1, 2023 to May 1, 2026.
In October 2023, the Company granted a total of approximately 0.4 million PRSU. The PRSU awards, which represent the right to receive Stellantis common shares, will be determined based upon the application of the Software
Achievement Multiplier which would result in the eligible employee receiving at least 25 percent to at most 125 percent, of the original number of units granted to vest. Each grant covers a three-year performance period with one-third vested on
October 1, 2024, and the remaining two-thirds expected to vest on October 1, 2025 and 2026. The Software Achievement multiplier is reset for each year of the three-year performance period and is based on the annual software internal metric.
2022-2024 Long-Term Incentive Plan
At the AGM in April 2021, shareholders approved the Company’s framework equity incentive plan under which the
2022-2024 Long-Term Incentive Plan (“2022-2024 LTIP”) operates.
In July and September 2022, the Company granted a total of approximately 8.8 million PSU and approximately 4.3 million RSU awards to eligible employees under the 2022-2024 LTIP.
In December 2022, the Company granted 0.6 million PSU and 0.6 million RSU additional awards.
The PSU awards, which represent the right to receive Stellantis common shares, have certain performance targets which are settled independently of each other. Of the total PSU awards, 40 percent are expected to vest based on certain market performance conditions (“PSU TSR awards”) covering a three year performance period from the grant date to
December 31, 2024, with a payout scale ranging from 0 percent to 200 percent. Of the total PSU awards, 40 percent are expected to vest based on the Company’s targets for the achievement of synergies less implementation costs (“PSU
Synergies”), following the completion of the merger, covering a three year period from January 1, 2022 to December 31,
2024, with a payout scale ranging from 0 percent to 100 percent. Ten percent of the PSU awards are expected to vest based on the achievement of certain regulatory emissions compliance targets (“PSU Compliance”) in the years ending December
31, 2022, 2023 and 2024. The remaining 10 percent of the PSU awards are expected to vest based on the achievement of certain vehicle nameplate electrification targets (“PSU Electrification”), covering a three-year period from January 1, 2022 to
December 31, 2024, with a payout scale ranging from 0 percent to 100 percent. Accordingly, the total number of shares that are expected to be issued could vary from the original award of approximately 9.4 million units. If the performance goals for the respective periods are met, the PSU awards are expected to vest in one tranche in the second quarter of 2025.
The RSU awards (“2022 RSU awards”), which represent the right to receive Stellantis common shares, cover a three year vesting period from May 15, 2022 to May 15, 2025.
The fair values of the PSU Synergies, PSU Compliance, PSU Electrification and the RSU awards were measured using the Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these awards do not have the right to receive ordinary dividends prior to vesting. The fair value of the PSU TSR awards were calculated using a
Monte Carlo Simulation.
Chief Executive Officer Shareholder Incentive Awards
In June 2021, the Company provided a long-term incentive award of 1.0 million PSUs to the Chief Executive
Officer. The incentive award vests based on the achievement of absolute total shareholder return performance, covering the period starting January 18, 2021 and ending January 17, 2026, with a payout scale ranging from 0 percent to 200 percent.
As of January 18, 2021, the share performance of the award resulted in a payout of 200 percent of target (2.0 million
PSUs) to vest on January 17, 2026. As a result of the CEO’s departure from the Company on December 1, 2024, the CEO was eligible to receive a prorata share of the award of 1.6 million PSUs; however, under the terms of the CEO’s exit agreement with the Company, the CEO will receive 0.8 million PSUs on January 17, 2026.
The fair values of the special PSU awards were measured using a Monte Carlo Simulation.
Other Restricted Share Unit and Performance Share Unit Grants
During the year ended December 31, 2022, the Company granted approximately 0.3 million RSU awards and
0.1 million PSU awards to certain key employees of the Company, which represent the right to receive Stellantis common shares. A portion of these awards are vested in 2023 and 2024 with the remaining portion expected to vest in 2025 or 2026, in accordance with the award agreements. The fair values of the PSU Synergies, PSU Compliance, PSU Electrification and the
RSU awards were measured using the Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting. The fair value of the
PSU TSR awards were calculated using a Monte Carlo Simulation.
During the year ended December 31, 2021, the Company granted approximately 0.8 million RSU awards to certain key employees of the Company, which represents the right to receive Stellantis common shares. These awards vested in
2022, 2023 and 2024, in accordance with the award agreements. The fair values of these RSU awards were measured using the Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these RSU awards do not have the right to receive ordinary dividends prior to vesting.
PSU Awards
Changes during 2024, 2023 and 2022 for the PSU awards under the 2024-2026, 2023-2025, 2022-2024 and
2021-2023 LTIPs were as follows:

	2024
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,579,529	€12.79	5,970,230	€12.64	1,255,057	€12.76
Granted	1,936,088	5.72	—	—	1,908,977	11.94
Vested	(2,426,156)	17.07	(2,426,155)	14.55	(606,651)	14.55
Canceled	(242)	5.65	—	—	(242)	12.15
Forfeited	(1,030,392)	10.22	(377,453)	11.39	(303,028)	11.84
Outstanding shares unvested at December 31	7,058,827	€9.76	3,166,622	€11.32	2,254,113	€11.71

	2024
	PSU Electrification	Weighted average fair value at the grant date (€)	PSU AOI	Weighted average fair value at the grant date (€)	PRSU	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	4,339,381	€12.64	3,479,043	€12.83	417,386	€15.82
Granted	27,111	20.99	2,581,419	12.07	43,271	14.80
Vested	(485,154)	14.55	—	—	(137,746)	18.14
Canceled	(121,287)	14.55	(323)	12.15	(692)	15.82
Forfeited	(538,637)	12.63	(870,598)	12.64	(33,405)	17.26
Outstanding shares unvested at December 31	3,221,414	€12.35	5,189,541	€12.48	288,814	€14.39

	2023
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	6,352,440	€13.09	6,352,440	€12.61	1,588,222	€12.61
Granted	2,903,808	12.02	56,890	16.14	14,225	14.05
Vested	—	—	—	—	—	—
Canceled	—	—	—	—	—	—
Forfeited	(676,719)	12.43	(439,100)	12.43	(347,390)	12.59
Outstanding shares unvested at December 31	8,579,529	€12.79	5,970,230	€12.64	1,255,057	€12.76

	2023
	PSU Electrification	Weighted average fair value at the grant date (€)	PSU AOI	Weighted average fair value at the grant date (€)	PRSU	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	1,587,998	€12.61	—	€—	—	€—
Granted	2,861,143	12.83	3,795,870	12.88	417,386	15.82
Vested	—	—	—	—	—	—
Canceled	—	—	—	—	—	—
Forfeited	(109,760)	12.43	(316,827)	12.83
Outstanding shares unvested at December 31	4,339,381	€12.64	3,479,043	€12.83	417,386	€15.82

	2022
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)	PSU Electrification	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	2,757,605	€17.07	2,757,605	€14.55	689,516	€14.55	689,285	€14.55
Granted	3,803,956	10.38	3,803,956	11.29	950,992	11.29	950,986	11.29
Vested	—	—	—	—	—	—	—	—
Canceled	—	—	—	—	—	—	—	—
Forfeited	(209,121)	16.50	(209,121)	14.27	(52,286)	14.27	(52,273)	14.27
Outstanding shares unvested at December 31	6,352,440	€13.09	6,352,440	€12.61	1,588,222	€12.61	1,587,998	€12.61
The key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards are summarized below:

	2024	2023	2022
Key assumptions	PSU TSR Awards Range
Grant date stock price	€12.40 - €15.49	€15.37 - €15.64	€12.51 - €13.33
Expected volatility	37%	34%	42%
Risk-free rate	2.51%	2.94%	0.4%
Expected dividend yields	10%	9%	5%
The expected volatility was based on the observed historical volatility for common shares of Stellantis. The risk-free rate was derived from the yield on Euro Area Yield Curves of appropriate term.
The weighted average fair value of the PSU Synergies, PSU Compliance, PSU Electrification, PSU AOI and PRSU
awards that were granted during years ended December 31, 2024, 2023 and 2022 were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU awards do not have the right to receive ordinary dividends prior to vesting.
RSU awards
Changes during 2024, 2023 and 2022 for the RSU awards under the 2024-2026, 2023-2025 and 2022-2024 LTIPs were as follows:

	2024		2023		2022
	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	11,062,707	€12.67	8,824,943	€12.77	4,316,256	€14.62
Granted	2,944,677	11.62	3,419,898	12.41	5,186,760	11.45
Vested	(3,432,046)	14.68	(365,601)	15.26	(310,968)	16.11
Canceled	(539)	11.71	—		—	—
Forfeited	(1,204,010)	12.20	(816,533)	12.51	(367,105)	14.02
Outstanding shares unvested at December 31	9,370,789	€11.67	11,062,707	€12.67	8,824,943	€12.77
The weighted average fair value of the RSU awards that were granted at December 31, 2024, 2023 and 2022, were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these RSU awards do not have the right to receive ordinary dividends prior to vesting.
Replacement Stellantis RSU awards
Changes during 2024, 2023 and 2022 for the Replacement Stellantis RSU awards from share-based payment plans issued by the former FCA Group were as follows:

	2024		2023		2022
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	—	€9.95	9,722,133	€9.95	17,520,829	€11.08
Anti-dilution adjustment	—	—	—	—	—	—
Granted	—	—	—	—	—	—
Vested	—	—	(9,597,921)	9.95	(6,923,401)	10.19
Canceled	—	—	—	—	—	—
Forfeited	—	—	(124,212)	—	(875,295)	10.05
Outstanding shares unvested at December 31	—	€—	—	€9.95	9,722,133	€9.95
The weighted average fair value of the RSU awards were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting.
Changes during 2024, 2023 and 2022 for the Replacement Stellantis RSU awards from share-based payment plans issued by former PSA were as follows:

	2024		2023		2022
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	—	€—	6,422,078	€6.71	11,573,960	€7.9
Anti-dilution adjustment	—	—	—	—	—	—
Granted	—	—	—	—	—	—
Vested	—	—	(6,422,078)	6.71	(4,187,770)	8.78
Canceled	—	—	—	—	—	—
Forfeited	—	—	—	—	(964,112)	7.76
Outstanding shares unvested at December 31	—	€—	—	€—	6,422,078	€6.71
The weighted average fair value of the RSU awards that were granted at December 31, 2024, 2023 and 2022 were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting.
Share-based Compensation Expense
Total expense for the PSU awards and RSU awards of approximately €45 million, €189 million and €170 million was recorded for the years ended December 31, 2024, 2023 and 2022, respectively.